NYSE Euronext

12000409

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

January 19, 2012

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, HOSPITALITY PROPERTIES TRUST, 7.125% Series D Cumulative Redeemable Preferred Shares, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 18, 2012. Tentative listing date – January 23, 2012.

Sincerely,

945394